Forward Merger - Pro forma financial information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Forward Merger
Revenue	$ 185	$ 41	$ 465	$ 222
Net income (loss)	$ (12,971)	$ (10,655)	$ (28,987)	$ (26,113)